Changes in contract assets (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Balance at the beginning of the year		₨ 22,584
Revenue recognised during the year	626
Adjustment during the year		(14,400)
Billed during the year		8,184
Balance at the end of the year	₨ 626